16. Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events
Subsequent Events

Private Placement Offering

At February 5, 2014, Symbid Corp. held a second closing of its PPO in which it sold 373,984 units of its securities, at a price of $ 0.50 per unit. Each unit consisted of one share of the Company’s common stock and a warrant to purchase one share of the Company’s common stock. These Investor Warrants are exercisable for a period of three (3) years at a purchase price of $ 0.75 per share. In connection with the second closing of the PPO the Company paid commissions of $ 7,750, and issued 11,500 Broker Warrants with a term of five (5) years and an exercise price of $ 0.50 per share to a broker.

Sale of memberships in Gambitious Coop

In February 2014, the Company sold 912 memberships Gambitious Coop. As a result of this transaction, the Company has a direct interest in Gambitious Coop of 46% and no longer has a controlling interest. The Company remains an indirect shareholder in Gambitious for 13.05% of total shares issued.